UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03074

(Investment Company Act file number)

Northeast Investors Growth Fund

(Exact name of registrant as specified in charter)

100 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

(617) 523-3588

(Registrant’s telephone number, including area code)

Robert Kane

100 High Street

Boston, MA 02110

(Name and address of agent for service)

December 31

Date of fiscal year end

September 30, 2012

Date of reporting period

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Northeast Investors Growth Fund

Schedule of Investments

September 30, 2012 (Unaudited)

Description	Shares	Value $
COMMON STOCKS - 98.10%

Communications - 3.94%

Media - 3.94%
Walt Disney Co.	59,175	$3,093,669

Total Communications		3,093,669

Consumer, Cyclical - 11.19%

Apparel - 5.44%
NIKE, Inc.	23,700	2,249,367
VF Corp.(a)	12,700	2,023,872
		4,273,239
Retail - 5.75%
CVS Caremark Corp.	44,500	2,154,690
McDonald’s Corp.	15,100	1,385,425
Target Corp.	15,300	971,091
		4,511,206
Total Consumer, Cyclical		8,784,445

Consumer, Non-cyclical - 22.22%

Beverages - 5.71%
The Coca-Cola Co.	52,500	1,991,325
Diageo PLC, ADR	22,100	2,491,333
		4,482,658
Food - 2.63%
Nestle SA, ADR	32,700	2,066,967

Healthcare-Products - 4.22%
Covidien PLC	26,800	1,592,456
Intuitive Surgical, Inc.(a)(b)	3,460	1,714,880
		3,307,336
Pharmaceuticals - 9.66%
Abbott Laboratories	28,600	1,960,816
Allergan, Inc. United States	21,300	1,950,654
Novartis AG, ADR	28,000	1,715,280
Perrigo Co.(a)	16,850	1,957,464
		7,584,214
Total Consumer, Non-cyclical		17,441,175

Energy - 11.60%

Oil & Gas - 6.63%
Chevron Corp.	14,650	1,707,604
Exxon Mobil Corp.	23,982	2,193,154
Occidental Petroleum Corp.	15,150	1,303,809
		5,204,567
Oil & Gas Services - 4.97%
National Oilwell Varco, Inc.	22,300	1,786,453
Schlumberger Ltd.	29,200	2,112,036
		3,898,489
Total Energy		9,103,056

Financial - 19.38%

Banks - 10.59%
Goldman Sachs Group, Inc.	15,000	1,705,200
JPMorgan Chase & Co.	35,100	1,420,848

U.S. Bancorp	67,600	$2,318,680
Wells Fargo & Co.	83,000	2,865,990
		8,310,718
Diversified Financial Services - 5.02%
T. Rowe Price Group, Inc.(a)	27,100	1,715,430
Visa, Inc., Class A	16,600	2,229,048
		3,944,478
REITs - 3.77%
American Tower Corp., Class A	41,431	2,957,759

Total Financial		15,212,955

Industrial - 9.49%

Electronics - 1.98%
Honeywell International, Inc.	26,000	1,553,500

Machinery-Construction & Mining - 0.66%
Caterpillar, Inc.	6,000	516,240

Machinery-Diversified - 2.30%
Deere & Co.(a)	21,850	1,802,407

Miscellaneous Manufacturing - 2.09%
General Electric Co.	72,300	1,641,933

Transportation - 2.46%
Union Pacific Corp.	16,300	1,934,810

Total Industrial		7,448,890

Technology - 20.28%

Computers - 12.70%
Apple, Inc.	9,250	6,172,155
EMC Corp.(b)	95,000	2,590,650
International Business Machines Corp.	5,800	1,203,210
		9,966,015
Semiconductors - 3.02%
QUALCOMM, Inc.	37,900	2,368,371

Software - 4.56%
Akamai Technologies, Inc.(a)(b)	40,150	1,536,139
Oracle Corp.	65,000	2,046,850
		3,582,989
Total Technology		15,917,375

Total Common Stocks		77,001,565
(Cost $56,354,905)
	Par Value	Value $
REPURCHASE AGREEMENTS - 1.91%

Repurchase agreement with State Street Bank & Trust Co., dated 9/28/12 due 10/1/12 at 0.01%. Collateralized by U.S. Treasury Securities with various maturity dates, with a Collateral value of $1,533,335 (Repurchase proceeds of $1,497,643)	1,480,000	1,497,642

Total Repurchase Agreements (Cost $1,497,642)		1,497,642

Description	7 Day Yield	Shares	Value $
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 13.33%
State Street Navigator Securities Lending Prime Portfolio(c)	0.30%	10,464,286	$10,464,286

Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $10,464,286)			10,464,286

Total Investments- 113.34%			88,963,493
(Cost $68,316,833)

Other Liabilities in Excess of Assets- (13.34)%			(10,473,598)

Total Net Assets - 100.00%			$78,489,895

(a)	All or a portion of the security is on loan as of September 30, 2012.
(b)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 2)

Common Abbreviations:

(ADR) American Depositary Receipt.

Northeast Investors Growth Fund

Notes to the Quarterly Schedule of Investments

September 30, 2012 (Unaudited)

1. ORGANIZATION

Northeast Investors Growth Fund (the “Fund”) is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust. The Fund’s objective is to produce long term growth for its shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies of the Fund are as follow:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers and/or pricing services and information obtained from analysts. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices it’s portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At September 30, 2012 there were no securities priced at fair value as determined in good faith.

Security Transactions — Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Fair Value Measurements — Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Fund’s investments are summarized in the following fair value hierarchy:

Level 1	–	Unadjusted quoted prices in active markets for identical securities.

Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

Northeast Investors Growth Fund

Notes to the Quarterly Schedule of Investments

September 30, 2012 (Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks	$77,001,565	$–	$–	$77,001,565
Repurchase Agreements	–	1,497,642	–	1,497,642
Investments Purchased with Cash Collateral From Securities Loaned	10,464,286	–	–	10,464,286

TOTAL	$87,465,851	$1,497,642	$–	$88,963,493

*	See Schedule of Investments for industry classification.

For the period ended September 30, 2012, there have been no significant changes to the Fund’s fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2012. It is the Fund’s policy to recognize transfers at the end of the reporting period.

For the period ended September 30, 2012, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Securities Lending — The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss.

Repurchase Agreement — On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of September 30, 2012, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Northeast Investors Growth Fund	$68,316,833	$21,133,087	$ (486,427)	$20,646,660

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northeast Investors Growth Fund

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr.
President
(principal executive officer)

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr.
President
(principal executive officer)

Date:	November 26, 2012

By:	/s/ John F. Francini
John F. Francini
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2012